Long-Term Debt (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
(a) Credit Facilities	$ 344,564	$ 538,208
(b) Term Bank Loans	1,421,479	861,886
Total	1,766,043	1,400,094
Less deferred finance costs, net	(12,188)	(7,531)
Total long-term debt	1,753,855	1,392,563
Less current portion of debt	(291,111)	(319,560)
Add deferred finance costs, current portion	2,976	1,336
Total long term portion, net of current portion and deferred finance costs	$ 1,465,720	$ 1,074,339